Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
22.
SHARE-BASED COMPENSATION

2010 Equity Incentive Plan

On October 18, 2010, the Company adopted its 2010 Equity Incentive Plan (the “2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants of the Company. Under the plan, a total of 58,875,478 ordinary shares were initially reserved for issuance and subsequently increased to 589,729,714 ordinary shares. The 2010 Plan is valid and effective for an original term of ten years, and further extended to twenty years on September 15, 2020 commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. Any unvested portion of the options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will expire upon 90 days following such termination.

The Company has granted share options under the 2010 Plan to its employees and directors. Options granted to employees and directors vest over a four-year period.

2021 Equity Incentive Plan

On December 2, 2021, the Company adopted its 2021 Equity Incentive Plan (the “2021 Plan”), which permits the grant of restricted shares units and options to the directors, employees, consultants and other individuals of the Company. Under the 2021 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards shall initially be 364,000,000 ordinary shares, provided that if restricted share units or options with US$0 exercise price are granted, each restricted share unit and option with US$0 exercise price (that entitles the holder to one ordinary share) granted shall reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares. The 2021 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2021 Plan. Any unvested portion of the restricted shares units and options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will be expired upon 90 days following such termination.

In 2022, the Company has granted options under the 2021 Plan to its employees and directors. All options vest over a four-year period.

The following table sets forth the summary of option activity for the year ended December 31, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2021	341,665,534	0.49
Granted (i)	174,961,521	0.11
Forfeited/Expired	(17,625,428)	0.26
Exercised	(19,530,525)	0.48
Outstanding, December 31, 2022	479,471,102	0.35	6.78	193,032
Vested and expected to vest as of December 31, 2022	450,152,110	0.37	6.63	173,988
Exercisable as of December 31, 2022	276,887,892	0.48	5.25	76,753

(i)
It consists a total of 138,649,623 options granted with an exercise price of US$0 each that will reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares.

As of December 31, 2022, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share options granted to the Group’s employees and directors was RMB925,415 (US$134,173). Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.32 years and may be adjusted for future changes in estimated forfeitures.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2020, 2021 and 2022 were US$2.37, US$1.88 and US$0.60, respectively. The total fair value of options vested during the years ended December 31, 2020, 2021 and 2022 were RMB1,222,571, RMB1,072,572 and RMB765,284 (US$110,956), respectively. Total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 were RMB888,668, RMB95,024 and RMB36,011 (US$5,221), respectively.

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees and non-employees were as follows:

Year Ended December 31,
	2020	2021	2022
Fair value of ordinary shares (US$)	2.60~3.42	2.14~3.13	0.40~0.72
Risk-free interest rate (%)	0.60~0.78	0.93~1.57	1.72~2.00
Expected volatility (%)	48.2~50.4	47.2~48.0	51.1~51.2
Expected dividend yield	—	—	—
Expected exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8

The estimated fair value of the Company’s ordinary shares is based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the Company’s share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	201,970	173,263	147,045	21,320
Selling, general and administrative	851,416	718,377	425,209	61,650
Research and development	316,709	327,523	239,187	34,679
	1,370,095	1,219,163	811,441	117,649